ACQUISITIONS	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITIONS
Asset Acquisition

On August 25, 2014, ACRE Capital entered into a MSR purchase agreement (the “Purchase Agreement”) with a third party which has been accounted for as an asset acquisition under FASB ASC Topic 805, Business Combinations (“ASC 805”). Under the Purchase Agreement, ACRE Capital agreed to purchase the rights to service a portfolio of 46 Freddie Mac multifamily mortgage loans with a total unpaid principal balance of approximately $370.6 million.
The aggregate purchase price was approximately $2.2 million, which also included a premium for the Freddie Mac Program Plus® Seller/Servicer license that ACRE Capital was issued by Freddie Mac in connection with the acquisition of the Freddie Mac MSR portfolio. ACRE Capital initially recorded the acquired MSRs at fair value in the amount of $1.3 million and subsequently accounted for these MSRs at fair value consistent with the MSR policy in Note 2 included in these consolidated financial statements. The remaining purchase price of $941 thousand was allocated to the Freddie Mac Program Plus® Seller/Servicer license, an indefinite-lived intangible asset. See Note 5 included in these consolidated financial statements for additional information on this license.
On September 16, 2014, ACRE Capital completed the acquisition of the servicing portfolio and legal ownership of the MSRs was transferred to ACRE Capital. See Note 17 included in these consolidated financial statements for more information on the sale of ACRE Capital.
Business Combination
     On August 30, 2013, the Company completed its acquisition of all of the outstanding common units of ACRE Capital from the Sellers. For accounting purposes, the acquisition was deemed to be effective on the close of business September 1, 2013, or the “Accounting Effective Date.” Pursuant to the Purchase and Sale Agreement, dated as of May 14, 2013, by and among the Company and the Sellers, the Company paid approximately $53.4 million in cash, subject to adjustment, and issued 588,235 shares of its common stock in a private placement exempt from registration under Section 4(2) of the Securities Act resulting in total consideration paid of approximately $60.9 million. The transaction was accounted for as a business combination under ASC 805.

The Sellers provided the Company with a minimum working capital balance prior to the Accounting Effective Date. To the extent actual working capital exceeded or fell below the minimum requirement, the Company would either pay or receive funds from the Sellers. There have been no adjustments to the gain on acquisition during the years ended December 31, 2015 and 2014. The gain on acquisition was $4.4 million, which was recognized for the year ended December 31, 2013.